INCOME TAXES (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010	Dec. 31, 2009
Rollforward of the beginning and ending balances of the total amounts of gross unrecognized tax benefits
Gross unrecognized tax benefits, beginning of year	$ 5,296,000,000	$ 4,843,000,000	$ 3,368,000,000
Increases in tax positions for prior years	239,000,000	888,000,000	1,628,000,000
Decreases in tax positions for prior years	(1,046,000,000)	(470,000,000)	(132,000,000)
Increases in tax positions for current year	48,000,000	49,000,000	142,000,000
Lapse in statute of limitations	(7,000,000)	(6,000,000)	(47,000,000)
Settlements	(259,000,000)	(12,000,000)	(9,000,000)
Activity of discontinued operations	8,000,000		(46,000,000)
Less: Unrecognized tax benefits of held for sale entities		4,000,000	(61,000,000)
Gross unrecognized tax benefits, end of year	4,279,000,000	5,296,000,000	4,843,000,000
Unrecognized tax positions that if recognized would not affect the effective tax rate	700,000,000	1,700,000,000	1,400,000,000
Unrecognized tax benefits, if recognized would favorably affect the effective tax rate	3,500,000,000	3,600,000,000	3,400,000,000
Unrecognized tax benefits, interest and penalties accrued	744,000,000	952,000,000
Unrecognized tax benefits, interest (net of the federal benefit) and penalties	$ (170,000,000)	$ 152,000,000	$ 393,000,000
Period of time reasonably expected for a change to occur in the balance of unrecognized tax benefits (in months)	12